Share capital and other equity instruments	6 Months Ended
Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share capital and other equity instruments
11.	Share capital and other equity instruments
a)	Share capital

Changes in the issued and outstanding common shares of the Company during the quarters ended June 30, 2021 and 2020 were as follows:

	June 30, 2021		June 30, 2020
	Number	Amount	Number	Amount
Balance - beginning of period	29,943,839	$977,261	23,313,164	$932,951
Issued to acquire assets	—	—	96,833	1,240
Shares issued pursuant to a restricted share units plan (note 11b)	—	—	10,355	9,764
Balance - end of period	29,943,839	$977,261	23,420,352	$943,955

On January 29, 2020, the Company issued 96,833 common shares as a consideration for the final payment for the licence acquired on January 29, 2018. This transaction was accounted for as an extinguishment of the license acquisition payment obligation and the difference between the carrying value of the liability of $1,319 and the amount recorded for the shares issued of $1,240, which were valued at the market price of the shares on their date of issuance, was recorded as a gain on extinguishment of liabilities of $79 during the quarter ended March 31, 2020.

b)	Contributed surplus (Share-based payments)

Stock options

For stock options having a CA$ exercise price, the changes in the number of stock options outstanding during the quarters ended June 30, 2021 and 2020 were as follows:

	June 30, 2021		June 30, 2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(in CA$)	Number	(in CA$)
Balance - beginning of period	2,485,555	$18.70	2,209,864	$38.72
Granted	—	—	436,570	14.06
Forfeited	(850,274)	15.11	(64,141)	24.42
Expired	—	—	(1,435)	2,433.20
Repriced - options before repricing	—	—	(1,929,685)	35.14
Repriced - options after repricing	—	—	1,929,685	15.21
Balance - end of period	1,635,281	$20.56	2,580,858	$18.67

For stock options having a US$ exercise price, the changes in the number of stock options outstanding during the quarter ended June 30, 2021 were as follows:

		June 30, 2021
		Weighted
		average
		exercise price
	Number	(in US$)
Balance - beginning of period	305,000	$4.70
Granted	90,000	4.65
Balance - end of period	395,000	$4.69

2021

In January 2021, 40,000 stock options having an exercise price of US$5.34, of which 20,000 stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors. In June 2021, 50,000 stock options having an exercise price of US$4.09, of which 25,000 stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the six months ended June 30, 2021 were as follows:

Expected dividend rate	—
Expected volatility of share price	115.5%
Risk-free interest rate	0.99%
Expected life in years	6.5
Weighted average grant date fair value	$5.00

2020

In March 2020, Liminal’s Board of Directors approved a plan to reduce the exercise price of the stock options originally issued in June 2019, which were held by active employees and directors at the time of the repricing. On May 26, 2020, a revised exercise price, pending approval, of $15.21 was determined, changing the exercise price to the higher of (i) $15.21 and (ii) the five trading-day VWAP of Liminal common shares on the repricing date. On June 8, 2020, the repricing of 1,929,685 of the outstanding stock options having exercise prices of $27.00 and $36.00 to the revised exercise price was approved at the Company’s annual shareholder meeting.

Although the stock options were not repriced until May 26, 2020, management concluded that the service period for employees and directors to earn the modified awards had commenced from the date the Company informed the holders of these stock options of the repricing proposal and the expense resulting from the repricing plan should be recognized starting from that date. Using the revised exercise price of $15.21, the Company calculated the final incremental fair value of the repricing on the grant date of May 26, 2020 to be $3,000. This incremental fair-value will be amortized from the services commencement date of March 25 over the remaining vesting period of the repriced options. The incremental grant date fair value of the repriced options was estimated based on the Black-Scholes option-pricing model calculated before and after the effect of the repricing. The following Black-Scholes assumption were used:

Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

At June 30, 2021, stock options issued and outstanding denominated in CA$ and US$ by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CA$	outstanding	(in years)	(CA$)	exercisable	(CA$)
$7.86 - $11.99	171,250	8.3	$9.58	68,672	$9.73
$14.06	323,926	8.9	14.06	112,972	14.06
$15.21	1,083,328	7.9	15.21	580,241	15.21
$27.00 - $3,170.00	56,777	7.6	192.87	56,303	189.91
	1,635,281	8.2	$20.56	818,188	$26.61
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in US$	outstanding	(in years)	(US$)	exercisable	(US$)
$4.09 - $5.34	375,000	9.5	$4.36	165,000	$4.37
$10.80	20,000	9.3	10.80	3,333	10.80
	395,000	9.5	$4.69	168,333	$4.50

A share-based payment compensation expense of $957 and $1,866 was recorded for the stock options for the quarter and six months ended June 30, 2021 respectively ($2,407 and $4,770 for the quarter and six months ended June 30, 2020).

Restricted share units

Changes in the number of restricted share units or RSU outstanding during the six months ended June 30, 2021 and 2020 were as follows:

	June 30,	June 30,
	2021	2020
Balance - beginning of period	4,216	17,565
Forfeited	(4,048)	(24)
Released	—	(10,355)
Paid in cash	(144)	(2,948)
Balance - end of period	24	4,238

There was no share-based payment compensation expense recorded during the quarter and six months ended June 30, 2021.

During the first quarter of 2020, 2,948 RSU were paid in cash resulting in a reduction to contributed surplus of $40. At June 30, 2021, all outstanding RSU were vested. A share-based payment compensation expense of $17 and $31 was recorded during the quarter and the six months ended June 30, 2020.

Share-based payments expense

The total share-based payments expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the quarter and six months ended June 30, 2021 and 2020 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Research and development expenses	$467	$904	$437	$1,920
Administration, selling and marketing expenses	899	1,340	1,873	2,696
Loss from discontinued operations	(409)	180	(444)	185
	$957	$2,424	$1,866	$4,801

c)	Warrants

 There were no changes in the number of warrants having a CA$ exercise price during the six months ended June 30, 2021 and 2020. At June 30, 2021 and 2020, the number of warrants outstanding by exercise price were as follows:

	June 30, 2021		June 30, 2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(CA$)	Number	(CA$)
Balance of warrants - end of period	172,735	$84.33	172,735	$84.33

There were no changes in the number of warrants having a US$ exercise price during the six months ended June 30, 2021. These are the same warrants presented as a warrant liability (note 9) and they are listed here with the warrants classified as equity instruments, simply so the readers may see all the warrants outstanding together. There were no warrants having a US$ exercise price issued during the six months ended June 30, 2020. At June 30, 2021, the number of warrants outstanding by exercise price were as follows:

	June 30, 2021
		Weighted
		average
		exercise price
	Number	(US$)
Balance of warrants - end of period	7,894,734	$5.50

At June 30, 2021, the weighted average exercise prices (in CA$ or in US$) and expiry dates for the warrants outstanding are as follows:

	Number	Expiry date	Exercise price (CA$)
	4,000	January 2023	3,000.00
	168,735	April 2027	15.21
Warrants outstanding with an exercise price in CA$	172,735		$84.33
	Number	Expiry date	Exercise price (US$)
Warrants outstanding with an exercise price in US$	7,894,734	November 2025	$5.50